Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Forward agreement to purchase U.S. Dollar (MXN/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(10.00%)	(11.00%)	(19.00%)
Effect on equity	$ (512)	$ (298)	$ (884)
Profit and loss effect		$ 0	$ 0
Forward agreement to purchase U.S. Dollar (BRL/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(18.00%)	(16.00%)	(21.00%)
Effect on equity	$ (550)	$ (284)	$ (357)
Profit and loss effect		$ 0	$ 0
Forward agreement to purchase U.S. Dollar (COP/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(17.00%)	(11.00%)	(16.00%)
Effect on equity	$ (112)	$ (81)	$ (142)
Profit and loss effect		$ 0	$ 0
Forward agreement to purchase U.S. Dollar (ARS/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(3.00%)	(1.00%)	(2.00%)
Effect on equity	$ (10)	$ (3)	$ (2)
Profit and loss effect		$ 0	$ 0
Forward agreement to purchase U.S. Dollar (UYU/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(7.00%)	(4.00%)	(9.00%)
Effect on equity	$ (25)	$ (7)	$ (21)
Profit and loss effect		$ 0	$ 0
Forward agreement to purchase U.S. Dollar (CRC/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(7.00%)	(3.00%)
Effect on equity	$ (24)	$ (10)
Profit and loss effect	$ 0	$ 0
Cross currency swaps (USD to MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(10.00%)	(11.00%)	(19.00%)
Effect on equity	$ (1,220)	$ (1,645)	$ (5,507)
Profit and loss effect		$ 0	$ 0
Cross currency swaps (USD to BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(18.00%)	(16.00%)	(21.00%)
Effect on equity	$ (2,893)	$ (2,300)	$ (2,161)
Profit and loss effect		$ 0	$ 0
Sugar (in millions of pesos)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on sugar Price	(22.00%)	(28.00%)	(32.00%)
Effect on equity	$ (333)	$ (714)	$ (515)
Profit and loss effect		$ 0	$ 0
Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on Aluminum price	(35.00%)	(24.00%)	(16.00%)
Change in Aluminum price, effect on equity	$ (4,520)	$ (39)	$ (289)
Profit and loss effect		$ 0	$ 0
Options to purchase foreign currency (MXN to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	0.00%	0.00%	(10.00%)
Effect on equity	$ 0	$ 0	$ (6)
Profit and loss effect		$ 0	$ 0